Long-Term Debt - 2009 Notes Issuance and Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 2009 Senior Notes [Member]	Dec. 31, 2013 2009 Senior Notes [Member] Change of Control [Member]	Aug. 24, 2009 2014 Notes [Member]	Aug. 24, 2009 2019 Notes [Member]
Debt Instrument [Line Items]
Maturity of senior notes						2014	2019
Principal amount of senior notes to be repurchased plus any accrued and unpaid interest				100.00%	101.00%
Redemption price of Senior Notes				Equal to the greater of (i) 100% of the principal amount of the notes to be redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest in respect of the notes being redeemed, discounted on a semi-annual basis at the treasury rate plus 40 basis points
Interest rate basis points				0.40%
Repurchase price of Senior Notes for cash upon a change of control				101% of the principal amount of the 2019 Notes to be repurchased plus accrued and unpaid interest to the date of purchase.
Senior notes outstanding	$ 9,052.0	$ 6,433.3		$ 400.0
Senior notes outstanding, fair value				460.9
Rent expenses for operating leases	$ 48.1	$ 33.1	$ 32.4